Insurance business - Present value of future undiscounted cash flows (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
2024	$ 94,726	$ 108,878
Remaining contractual service margin	12,716	11,415
Up to 1 year
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
2024	(2,555)	(1,344)
Remaining contractual service margin	1,180	1,089
Due over 1 year but not more than 2 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
2024	(551)	(183)
Remaining contractual service margin	1,065	961
Two to three years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
2024	2,363	1,974
Remaining contractual service margin	965	867
Three to four years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
2024	2,915	2,423
Remaining contractual service margin	879	796
Four to five years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
2024	3,226	3,299
Remaining contractual service margin	799	727
5 to 10 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
2024	11,395	11,731
Remaining contractual service margin	3,051	2,738
10–20 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
2024	22,284	23,453
Remaining contractual service margin	3,081	2,768
Over 20 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
2024	55,649	67,525
Remaining contractual service margin	1,696	1,469
Life direct participating and investment DPF contracts
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
2024	91,127	105,862
Remaining contractual service margin	11,929	10,614
Life direct participating and investment DPF contracts | Up to 1 year
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
2024	(3,526)	(2,620)
Remaining contractual service margin	1,052	917
Life direct participating and investment DPF contracts | Due over 1 year but not more than 2 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
2024	(455)	(545)
Remaining contractual service margin	961	848
Life direct participating and investment DPF contracts | Two to three years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
2024	2,464	2,321
Remaining contractual service margin	880	783
Life direct participating and investment DPF contracts | Three to four years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
2024	2,968	2,419
Remaining contractual service margin	810	722
Life direct participating and investment DPF contracts | Four to five years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
2024	3,219	3,344
Remaining contractual service margin	746	666
Life direct participating and investment DPF contracts | 5 to 10 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
2024	11,332	11,695
Remaining contractual service margin	2,892	2,597
Life direct participating and investment DPF contracts | 10–20 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
2024	22,005	23,351
Remaining contractual service margin	2,954	2,653
Life direct participating and investment DPF contracts | Over 20 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
2024	53,120	65,897
Remaining contractual service margin	1,634	1,428
Life other contracts
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
2024	3,599	3,016
Remaining contractual service margin	787	801
Life other contracts | Up to 1 year
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
2024	971	1,276
Remaining contractual service margin	128	172
Life other contracts | Due over 1 year but not more than 2 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
2024	(96)	362
Remaining contractual service margin	104	113
Life other contracts | Two to three years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
2024	(101)	(347)
Remaining contractual service margin	85	84
Life other contracts | Three to four years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
2024	(53)	4
Remaining contractual service margin	69	74
Life other contracts | Four to five years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
2024	7	(45)
Remaining contractual service margin	53	61
Life other contracts | 5 to 10 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
2024	63	36
Remaining contractual service margin	159	141
Life other contracts | 10–20 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
2024	279	102
Remaining contractual service margin	127	115
Life other contracts | Over 20 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
2024	2,529	1,628
Remaining contractual service margin	$ 62	$ 41